Goldman Sachs High Yield Municipal Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs High Yield Municipal Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 532
Expense Example, with Redemption, 3 Years	714
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	1,482
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	510
Expense Example, with Redemption, 5 Years	883
Expense Example, with Redemption, 10 Years	1,929
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	305
Expense Example, with Redemption, 10 Years	687
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	783
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	300
Expense Example, with Redemption, 10 Years	$ 675